Financial Investment Designated at Fair Value Through OCI	12 Months Ended
Dec. 31, 2022
Disclosure Of Available For Sale Financial Assets Text Block Abstract
Financial investment designated at fair value through OCI
9.	Financial investment designated at fair value through OCI

(a)	Movement in financial investment designated at fair value through OCI is as follow:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Beginning balance	476	692	18,224
Contribution of investment shares	363	1,779	-
Fair value change recorded in OCI	(565)	(1,995)	(17,532)
Ending balance	274	476	692

(b)	As of December 31, 2022 and 2021, corresponds to 837,881 and 2,481,397 investment shares of Fossal S.A.A. These shares represent 8.52% and 8.40% of equity of Fossal S.A.A., respectively.

The main asset held by Fossal S.A.A. corresponded to its investment in the company Fosfatos del Pacífico S.A., a pre-operational company that has a diatomite extraction concession and is dedicated to the Fosfatos Project (a project for the exploitation and sale of phosphate rock). The Board of Directors of the company Fosfatos del Pacífico S.A. held on December 30, 2020, considering the longer time it will take for the renewal of the Environmental Impact Study (EIA) of the project and that the current international prices of phosphate rock are lower than the sales prices originally estimated at the beginning of the project, agreed to make the accounting provision due to the total devaluation of the assets related to the Phosphate Project.

The Company has recognized a charge in OCI for S/565,000 related to updating the fair value of the financial investment maintained in Fossal S.A.A. during 2022 (S/1,995,000 and S/17,532,000 during 2021 and 2020, respectively).